Deferred Income Tax and Income Tax Expense - Summary of Tax on the Group's Profit Before Tax (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets and liabilities [abstract]
Profit before income tax expense	₩ 1,302,620	₩ 1,891,392	₩ 1,978,411
Statutory income tax expense	333,530	509,771	533,701
Tax effect
Income not taxable for taxation purposes	(30,106)	(47,550)	(4,307)
Non-deductible expenses	26,723	53,398	20,570
Tax credit	(78,459)	(54,895)	(31,517)
Additional payment of income taxes	(4,991)	11,744	(221)
Adjustments in deferred tax from changes in tax rate	564	(41,545)
Tax effect and adjustment on consolidation
Goodwill impairment	106,010	5,809
Eliminated dividend income form subsidiaries			7,264
Changes of out-side tax effect	4,436	29,922	4,738
Intangible Asset impairment and amortization	5,892	5,276	796
Reversal expenses of contract cost assets	9,281	(4,800)	(2,932)
Acquisition and disposition of businesses	5,564	(8,587)	(5,128)
Others	(42,442)	38,627	(3,948)
Income tax expense	₩ 330,438	₩ 505,757	₩ 519,016